Performance Management	Mar. 31, 2026
TWEEDY, BROWNE INTERNATIONAL VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks. This information may help illustrate the risks of investing in the Fund. The Fund has changed its comparative broad-based securities market index from MSCI EAFE Index (Hedged to U.S.$) to the MSCI EAFE Index (in U.S.$) in order to comply with new regulatory requirements regarding the presentation of comparative index performance. Updated performance information for the Fund is available at www.tweedyfunds.com or by calling 800-432-4789 (press 0). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks. This information may help illustrate the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	(1) The 2026 year-to-date return for the International Value Fund through June 30, 2026 was 10.65%.
Bar Chart Closing [Text Block]
As of December 31, 2025
Best Quarterly Return	14.46% (4th Quarter, 2020)
Worst Quarterly Return	(21.37)% (1st Quarter, 2020)

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	10.65%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarterly Return
Highest Quarterly Return	14.46%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarterly Return
Lowest Quarterly Return	(21.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains.
Performance [Table]
	One Year	Five Years	Ten Years
International Value Fund
Return before Taxes	23.77%	8.81%	7.01%
Return after Taxes on Distributions	20.84%	7.04%	5.85%
Return after Taxes on Distributions and Sale of Fund Shares	16.61%	6.89%	5.59%
MSCI EAFE Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)	31.22%	8.92%	8.18%
MSCI EAFE Index (Hedged to U.S.$) (reflects no deduction for fees, expenses or taxes)	23.10%	13.94%	10.72%

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would have been lower had fees not been waived during certain periods.

Performance Availability Website Address [Text]	www.tweedyfunds.com
Performance Availability Phone [Text]	800-432-4789
TWEEDY, BROWNE INTERNATIONAL VALUE FUND II - CURRENCY UNHEDGED
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to a relevant market benchmark. This information may help illustrate the risks of investing in the Fund. Absent any applicable agreements to waive and/or reimburse certain of the Fund’s operational expenses, the returns of the Fund would have been lower. Updated performance information for the Fund is available at www.tweedyfunds.com or by calling 800-432-4789 (press 0). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to a relevant market benchmark. This information may help illustrate the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	(1) The 2026 year-to-date return for the International Value Fund II – Currency Unhedged through June 30, 2026 was 8.84%.
Bar Chart Closing [Text Block]
As of December 31, 2025
Best Quarterly Return	17.87% (4th Quarter, 2020)
Worst Quarterly Return	(25.51)% (1st Quarter, 2020)

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	8.84%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarterly Return
Highest Quarterly Return	17.87%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarterly Return
Lowest Quarterly Return	(25.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains.
Performance [Table]
	One Year	Five Years	Ten Years
International Value Fund II – Currency Unhedged
Return before Taxes	26.59%	7.21%	6.19%
Return after Taxes on Distributions	24.75%	6.03%	5.48%
Return after Taxes on Distributions and Sale of Fund Shares	17.80%	5.74%	5.03%
MSCI EAFE Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)	31.22%	8.92%	8.18%

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had certain fees and expenses not been waived and/or reimbursed during certain periods.

Performance Availability Website Address [Text]	www.tweedyfunds.com
Performance Availability Phone [Text]	800-432-4789
TWEEDY, BROWNE VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks. This information may help illustrate the risks of investing in the Fund. Effective July 2024, the Fund has changed its comparative broad-based securities market index from MSCI World Index (Hedged to U.S.$) to the MSCI World Index (in U.S.$) in order to comply with new regulatory requirements regarding the presentation of comparative index performance. The S&P 500/MSCI World Index (Hedged to U.S.$) is a combination of the S&P 500 Index and the MSCI World Index (Hedged to U.S.$), linked together by Tweedy, Browne, and represents the performance of the S&P 500 Index for periods from December 8, 1993 through December 31, 2006, and the performance of the MSCI World Index (Hedged to U.S.$) beginning January 1, 2007 and thereafter (beginning December 2006, the Fund was permitted to invest more significantly in non-US securities). Updated performance information for the Fund is available at www.tweedyfunds.com or by calling 800-432-4789 (press 0). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks. This information may help illustrate the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	(1) The 2026 year-to-date return for the Value Fund through June 30, 2026 was 11.07%.
Bar Chart Closing [Text Block]
As of December 31, 2025
Best Quarterly Return	13.38% (4th Quarter, 2020)
Worst Quarterly Return	(22.13)% (1st Quarter, 2020)

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	11.07%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarterly Return
Highest Quarterly Return	13.38%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarterly Return
Lowest Quarterly Return	(22.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains.
Performance [Table]
	One Year	Five Years	Ten Years
Value Fund
Return before Taxes	21.56%	9.23%	7.78%
Return after Taxes on Distributions	20.64%	7.35%	6.01%
Return after Taxes on Distributions and Sale of Fund Shares	13.67%	7.09%	5.94%
MSCI World Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)	21.09%	12.15%	12.17%
MSCI World Index (Hedged to U.S.$) (reflects no deduction for fees, expenses or taxes)	19.03%	13.67%	12.99%
S&P 500/MSCI World Index (Hedged to U.S.$) (reflects no deduction for fees, expenses or taxes)	19.03%	13.67%	12.99%

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had certain fees and expenses not been waived and/or reimbursed during certain periods.

Performance Availability Website Address [Text]	www.tweedyfunds.com
Performance Availability Phone [Text]	800-432-4789
TWEEDY, BROWNE . BUYBACKS . DIVIDENDS + VALUE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks. This information may help illustrate the risks of investing in the Fund. Absent any applicable agreements to waive and/or reimburse certain of the Fund’s operational expenses, the returns of the Fund would have been lower. Updated performance information for the Fund is available at www.tweedyfunds.com or by calling 800-432-4789 (press 0). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. On May 27, 2026, the name of the Fund changed from the Tweedy, Browne Worldwide High Dividend Yield Value Fund to the Tweedy, Browne . Buybacks . Dividends + Value Fund to reflect a change to the Fund’s investment strategy. The performance reflected below illustrates the performance of the Fund pursuant to its principal investment strategy prior to May 27, 2026.

Performance Past Does Not Indicate Future [Text]	As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate how the returns of the Fund vary over time and how they compare to relevant market benchmarks. This information may help illustrate the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	(1) The 2026 year-to-date return for the Buybacks . Dividends + Value Fund through June 30, 2026 was 4.51%.
Bar Chart Closing [Text Block]
As of December 31, 2025
Best Quarterly Return	15.88% (4th Quarter, 2022)
Worst Quarterly Return	(24.73)% (1st Quarter, 2020)

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	4.51%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarterly Return
Highest Quarterly Return	15.88%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarterly Return
Lowest Quarterly Return	(24.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Return for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains.
Performance [Table]
	One Year	Five Years	Ten Years
Buybacks . Dividends + Value Fund
Return before Taxes	21.70%	6.47%	6.45%
Return after Taxes on Distributions	19.63%	4.21%	4.19%
Return after Taxes on Distributions and Sale of Fund Shares	14.65%	4.90%	4.86%
MSCI World Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)	21.09%	12.15%	12.17%
MSCI World High Dividend Yield Index (in U.S.$) (reflects no deduction for fees, expenses or taxes)	18.64%	9.05%	8.52%

Performance Table One Class of after Tax Shown [Text]	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return after Taxes on Distributions and Sale of Fund Shares” may be greater than “Return before Taxes” because the investor is assumed to have a capital loss upon the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The performance data shown above would be lower had certain fees and expenses not been waived and/or reimbursed during certain periods.

Performance Availability Website Address [Text]	www.tweedyfunds.com
Performance Availability Phone [Text]	800-432-4789